Commitments and Contingencies - Future minimum rental payments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Operating leases, 2021	$ 319,000		$ 258,225
Operating leases, 2022	426,000		280,977
Operating leases, 2023	415,000		270,112
Operating leases, 2024	368,000		276,780
Operating leases, 2025	355,000		264,928
Operating leases, 2026 and thereafter	729,000		549,488
Total minimum payments required	2,612,000		1,900,510
Less: imputed interest costs	(462,000)		(363,694)
Present value of net minimum lease payments	$ 2,150,000		$ 1,536,816
Weighted-average imputed interest rate	6.32%		6.29%
Weighted-average remaining lease term	6 years 3 months 18 days		6 years 10 months 24 days
Current lease liability with related party			$ 59,216,485
Current lease liability with other parties	$ 300,000		166,354	$ 44,654
Noncurrent lease liability	1,850,000		1,370,462	103,524
Supplemental Consolidated Statement of Cash Flow
Cash paid for amounts included in the measurement of operating lease liabilities	52,000	$ 10,000	96,104	37,668
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 735,000	$ 30,000	1,441,486	$ 160,948
Equilibrium
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Finance Lease, 2021			59,446,868
Finance Lease, total minimum payments required			59,446,868
Finance Lease, Less: imputed interest costs			(230,383)
Finance Lease, present value of net minimum lease payments			$ 59,216,485
Finance Lease, weighted-average imputed interest rate			4.72%
Finance Lease,weighted-average remaining lease term			2 months 12 days